Commitments And Contingencies - Disclosure of Contractual Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals	$ 3,251	$ 3,392
Lease liability	451	557
Promissory note	17,695	16,629
Convertible debt	35,753	18,747
Total	57,150	$ 39,325
Carrying Value [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals	3,251
Lease liability	451
Promissory note	17,695
Convertible debt	35,753
Firm commitments	0
Total	57,150
Contractual Cash Flow [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals	3,251
Lease liability	514
Promissory note	17,876
Convertible debt	44,005
Firm commitments	436
Total	66,082
Less than 1 year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals	3,136
Lease liability	148
Promissory note	17,876
Convertible debt	0
Firm commitments	64
Total	21,224
1 - 3 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals	115
Lease liability	302
Promissory note	0
Convertible debt	44,005
Firm commitments	284
Total	44,706
3 - 5 year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals	0
Lease liability	64
Promissory note	0
Convertible debt	0
Firm commitments	88
Total	152
More than 5 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Accounts payable and accruals	0
Lease liability	0
Promissory note	0
Convertible debt	0
Firm commitments	0
Total	$ 0